Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 1) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Amounts outstanding with the related parties
Sales of products			$ 35,607,658			$ 58,217,477	$ 92,771,589	[1]	$ 111,860,732	[1]
Purchase of raw material			42,920			7,066,055	7,151,433		25,014,808
Purchase of transportation services	1,104,716		316,506	1,665,831		927,879	3,059,216		3,659,000
Credit line of guarantee provision for bank borrowings							142,563,200		161,994,300
Loan guarantee fees	113,084		419,665	203,984		756,919	1,299,886
Short-term financing from related parties (e)			5,406,139			13,144,234	13,303,054		30,839,377
Short-term financing to related parties (e)			5,535,234			(13,144,234)	13,188,178		30,949,048
Amount due from related parties	39,625			39,625			39,350		5,332,193
Amounts due to related parties	$ 768,313	[2]		$ 768,313	[2]		$ 621,077	[2]	$ 115,535	[3]

[1]	Note 24
[2]	Note 22
[3]	Note 25